Cover	May 06, 2021	May 07, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 06, 2021
Entity Registrant Name		CHIMERIX INC
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35867
Entity Tax Identification Number		33-0903395
Entity Address, Address Line One		2505 Meridian Parkway
Entity Address, Address Line Two		Suite 100
Entity Address, City or Town		Durham
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		27713
City Area Code		919
Local Phone Number		806-1074
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		CMRX
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001117480